Goodwill and Intangible Assets - Changes in Carrying Amount of Goodwill, by Segment (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Beginning Balance	$ 37,273	$ 36,103
Purchase accounting adjustment (Note 16)	1,679
Divestiture (Note 3)		(383)
Foreign currency impact	(4,378)	1,553
Ending Balance	34,574	37,273
Performance Materials, Latex [Member]
Goodwill [Line Items]
Beginning Balance	14,901	14,280
Purchase accounting adjustment (Note 16)	664
Foreign currency impact	(1,750)	621
Ending Balance	13,815	14,901
Performance Materials, Synthetic Rubber [Member]
Goodwill [Line Items]
Beginning Balance	10,205	9,780
Purchase accounting adjustment (Note 16)	455
Foreign currency impact	(1,199)	425
Ending Balance	9,461	10,205
Performance Materials, Performance Plastics [Member]
Goodwill [Line Items]
Beginning Balance	3,498	3,352
Purchase accounting adjustment (Note 16)	156
Foreign currency impact	(411)	146
Ending Balance	3,243	3,498
Basic Plastics & Feedstocks [Member]
Goodwill [Line Items]
Beginning Balance	8,669	8,691
Purchase accounting adjustment (Note 16)	404
Divestiture (Note 3)		(383)
Foreign currency impact	(1,018)	361
Ending Balance	$ 8,055	$ 8,669